KEY MANAGEMENT PERSONNEL COMPENSATION (Tables)	6 Months Ended
Dec. 31, 2019
KEY MANAGEMENT PERSONNEL COMPENSATION
Schedule of compensation of directors and other members of key management personnel

	12/31/2019	12/31/2018

Salaries, social security and other benefits	1,973,491	1,670,232
Share-based incentives	1,867,334	—
Total	3,840,825	1,670,232